Note 19 - Acquisition of Advent	6 Months Ended
Jun. 30, 2012
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 19 – ACQUISITION OF ADVENT

On February 16, 2012, the Company acquired select net assets, business and contracts of Advent Power Systems, Inc. (“Advent”) for 1.5 million shares of common stock, valued at approximately $330,000. An additional $27,500 was paid to a consultant in the form of common stock.  The value of the U.S. Army contract (to develop an auxiliary power unit for multiple lines of combat vehicles) transferred to the Company is $1.4 million.  Up to 1.1 million shares of the 1.5 million shares paid as consideration in the acquisition are subject to forfeiture if there are any negative changes in value to the acquired assets over the next twelve months.  The common stock is further restricted for resale by a contractual two-year leak-out provision. Of the $330,000 purchase price paid in common stock, virtually all was allocated to the U.S. Army contract asset and retirement of Advent’s exclusive license for sale of Cyclone engines to military customers. In completing this acquisition, the Company expects to receive an additional $450,000 in revenue and higher profits (in addition to the $700,000 originally payable to the Company as a sub-contractor) under the U.S. Army contract.

As of June 2012, the Company has also assumed the position as prime contractor, which it believes will assist the Company in acquiring new defense contracts in the future. As of July 5, 2012, the U.S. Army contract was modified from a “cost plus” with a price cap payment arrangement to a “fixed fee” structure with milestone payments. On July 10, the Company successfully reached its first milestone under the contract and submitted an invoice for $502,045, which has been approved for payment.

The Company recorded the assets and liabilities acquired from Advent as follows:

Inventory and contract rights:	$587,489
Deferred revenue:	(178,311)
Account payable and accrued expenses:	(79,178)
Total:	$330,000